FINANCE ITEMS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of finance items [Abstract]
Schedule of Finance Items Consist

Finance items consist of:

	Years ended March 31,
Finance income	2019	2018
Interest income	$3,476	$2,839

	Years ended March 31,
Finance costs	2019	2018
Interest on bank loan	$152	$-
Unwinding of discount of environmental rehabilitation provision	479	449
	$631	$449